Post-employee benefit plans - Components of Post-Employment Benefit (Obligations) Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Disclosure of net defined benefit liability (asset) [line items]
Post-employment benefit obligations/Fair value of plan assets, January 1	$ (1,846)
Interest on obligations	(69)	$ (72)
Actuarial gains (losses)	79	(313)
Post-employment benefit obligations/Fair value of plan assets, December 31	(1,535)	(1,846)
Post-employment benefit assets included in other non-current assets	331	262	$ 403
Post-employment benefit obligations	(1,866)	(2,108)	$ (2,105)
Experience gains (losses) included in actuarial gains	(693)	911
Actual return on plan assets	$ 17	$ 1,797
Actual return on plan assets percent	0.20%	8.20%
Benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Post-employment benefit obligations/Fair value of plan assets, January 1	$ (26,057)	$ (22,537)
Current service cost	(216)	(214)
Interest on obligations	(920)	(961)
Actuarial gains (losses)	913	(1,221)
Net curtailment (losses) gains	(4)	12
Loss on plan transfer	0	(6)
Benefit payments	1,422	1,401
Employee contributions	(11)	(10)
Acquisition of MTS	0	(2,682)
Plan transfer	0	122
Other	0	39
Post-employment benefit obligations/Fair value of plan assets, December 31	(24,873)	(26,057)
Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Post-employment benefit obligations/Fair value of plan assets, January 1	24,244	20,843
Interest on obligations	851	889
Actuarial gains (losses)	(834)	908
Benefit payments	(1,422)	(1,401)
Employer contributions	508	382
Employee contributions	11	10
Acquisition of MTS	0	2,735
Post-employment benefit obligations/Fair value of plan assets, December 31	23,358	24,244
Plan deficit
Disclosure of net defined benefit liability (asset) [line items]
Post-employment benefit obligations/Fair value of plan assets, January 1	(1,813)
Post-employment benefit obligations/Fair value of plan assets, December 31	(1,515)	(1,813)
Effect of asset limit
Disclosure of net defined benefit liability (asset) [line items]
Post-employment benefit obligations/Fair value of plan assets, January 1	(33)
Post-employment benefit obligations/Fair value of plan assets, December 31	(20)	(33)
DB PENSION PLANS
Disclosure of net defined benefit liability (asset) [line items]
Post-employment benefit obligations/Fair value of plan assets, January 1	(492)
Current service cost	(213)	(208)
Interest on obligations	(23)	(18)
Post-employment benefit obligations/Fair value of plan assets, December 31	(353)	(492)
Post-employment benefit assets included in other non-current assets	331	262
Post-employment benefit obligations	(684)	(754)
DB PENSION PLANS | Benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Post-employment benefit obligations/Fair value of plan assets, January 1	(24,404)	(20,853)
Current service cost	(213)	(208)
Interest on obligations	(864)	(896)
Actuarial gains (losses)	750	(1,193)
Net curtailment (losses) gains	(4)	(4)
Loss on plan transfer	0	(6)
Benefit payments	1,342	1,320
Employee contributions	(11)	(10)
Acquisition of MTS	0	(2,677)
Plan transfer	0	122
Other	0	1
Post-employment benefit obligations/Fair value of plan assets, December 31	(23,404)	(24,404)
DB PENSION PLANS | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Post-employment benefit obligations/Fair value of plan assets, January 1	23,945	20,563
Interest on obligations	841	878
Actuarial gains (losses)	(817)	896
Benefit payments	(1,342)	(1,320)
Employer contributions	433	305
Employee contributions	11	10
Acquisition of MTS	0	2,735
Post-employment benefit obligations/Fair value of plan assets, December 31	23,071	23,945
DB PENSION PLANS | Plan deficit
Disclosure of net defined benefit liability (asset) [line items]
Post-employment benefit obligations/Fair value of plan assets, January 1	(459)
Post-employment benefit obligations/Fair value of plan assets, December 31	(333)	(459)
DB PENSION PLANS | Effect of asset limit
Disclosure of net defined benefit liability (asset) [line items]
Post-employment benefit obligations/Fair value of plan assets, January 1	(33)
Post-employment benefit obligations/Fair value of plan assets, December 31	(20)	(33)
OPEB PLANS
Disclosure of net defined benefit liability (asset) [line items]
Post-employment benefit obligations/Fair value of plan assets, January 1	(1,354)
Current service cost	(3)	(6)
Interest on obligations	(46)	(54)
Post-employment benefit obligations/Fair value of plan assets, December 31	(1,182)	(1,354)
Post-employment benefit assets included in other non-current assets	0	0
Post-employment benefit obligations	(1,182)	(1,354)
OPEB PLANS | Benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Post-employment benefit obligations/Fair value of plan assets, January 1	(1,653)	(1,684)
Current service cost	(3)	(6)
Interest on obligations	(56)	(65)
Actuarial gains (losses)	163	(28)
Net curtailment (losses) gains	0	16
Loss on plan transfer	0	0
Benefit payments	80	81
Employee contributions	0	0
Acquisition of MTS	0	(5)
Plan transfer	0	0
Other	0	38
Post-employment benefit obligations/Fair value of plan assets, December 31	(1,469)	(1,653)
OPEB PLANS | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Post-employment benefit obligations/Fair value of plan assets, January 1	299	280
Interest on obligations	10	11
Actuarial gains (losses)	(17)	12
Benefit payments	(80)	(81)
Employer contributions	75	77
Employee contributions	0	0
Acquisition of MTS	0	0
Post-employment benefit obligations/Fair value of plan assets, December 31	287	299
OPEB PLANS | Plan deficit
Disclosure of net defined benefit liability (asset) [line items]
Post-employment benefit obligations/Fair value of plan assets, January 1	(1,354)
Post-employment benefit obligations/Fair value of plan assets, December 31	(1,182)	(1,354)
OPEB PLANS | Effect of asset limit
Disclosure of net defined benefit liability (asset) [line items]
Post-employment benefit obligations/Fair value of plan assets, January 1	0
Post-employment benefit obligations/Fair value of plan assets, December 31	$ 0	$ 0